Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill
2018	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	610	1,544	2,268	3,178	1,021	12	8,633
Foreign currency translation impact	2	8	10	4	5	0	29
Other	3	(8)	0	0	0	0	(5)
Balance at end of period	615	1,544	2,278	3,182	1,026	12	8,657
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	615	1,544	1,506	463	638	0	4,766
2017
Gross amount of goodwill (CHF million)
Balance at beginning of period	623	1,612	2,318	3,195	1,044	12	8,804
Foreign currency translation impact	(13)	(55)	(50)	(17)	(23)	0	(158)
Other	0	(13)	0	0	0	0	(13)
Balance at end of period	610	1,544	2,268	3,178	1,021	12	8,633
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	610	1,544	1,496	459	633	0	4,742

Bank
Goodwill
2018	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Bank
Gross amount of goodwill (CHF million)
Balance at beginning of period	592	1,531	2,044	2,837	911	12	7,927
Foreign currency translation impact	2	8	9	1	5	0	25
Other	3	(8)	0	0	0	0	(5)
Balance at end of period	597	1,531	2,053	2,838	916	12	7,947
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	597	1,531	1,281	119	528	0	4,056
2017
Gross amount of goodwill (CHF million)
Balance at beginning of period	605	1,598	2,090	2,842	933	12	8,080
Foreign currency translation impact	(13)	(54)	(46)	(5)	(22)	0	(140)
Other	0	(13)	0	0	0	0	(13)
Balance at end of period	592	1,531	2,044	2,837	911	12	7,927
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	592	1,531	1,272	118	523	0	4,036